ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	COMMODITY - 31.6%
28,112	Invesco DB Energy Fund(a)					$ 512,763
32,091	Invesco DB Oil Fund(a)					485,537
14,276	Invesco Optimum Yield Diversified Commodity					315,928
						1,314,228
	EQUITY - 66.6%
16,352	Arrow Reverse Cap 500 ETF (c)					390,813
9,427	Financial Select Sector SPDR Fund					379,531
3,889	First Trust Mid Cap Core AlphaDEX Fund					399,828
4,181	First Trust Small Cap Core AlphaDEX Fund					399,202
5,300	iShares Cohen & Steers REIT ETF					372,908
3,534	SPDR Dow Jones REIT ETF					402,911
2,629	Technology Select Sector SPDR Fund					424,662
						2,769,855

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,688,694)					4,084,083

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
6	S&P500 EMINI	GS	12/17/2021	$ 4,000	$ 1,200,000	$ 4,200
4	S&P500 EMINI	GS	12/17/2021	4,300	860,000	6,750
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $35,925)					10,950

	TOTAL INVESTMENTS - 98.5% (Cost $3,724,619)					$ 4,095,033
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%					61,314
	NET ASSETS - 100.0%					$ 4,156,347

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.
(b) (c)	Each contract is equivalent to one futures contract. Affiliated Exchange Traded Fund.